Naming of Issuing Entity	Check if Registered	Name of Originator [1]	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Assets That Were Subject of Demand [2]			Assets That Were Repurchased or Replaced [3]			Assets Pending Repurchase or Replacement (within cure period) [4]			Demand in Dispute [5]			Demand Withdrawn [6]			Demand Rejected [7]
			(#)	($)	(%)	(#)	($)[8]	(%)	(#)	($)[8]	(%)	(#)	($)[8]	(%)	(#)	($)[8]	(%)	(#)	($)[8]	(%)	(#)	($)[8]	(%)
Residential mortgages - Other/Combined
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2006-S1 1356767	X	Countrywide Home Loans, Inc.	20,031	859,935,004	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	12	577,322	0.69%	0	0	0.00%	0	0	0.00%

Residential mortgages - Other/Combined Subtotal*			20,031			0			0			0			12			0			0
Residential mortgages - Other/Combined Subtotal*				859,935,004			0			0			0			577,322			0			0

Residential mortgages - HELOC
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-F 1340194	X	Countrywide Home Loans, Inc.	50,025	2,700,000,647	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	117	20,747,423	9.51%	0	0	0.00%	0	0	0.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2006-B 1356229	X	Countrywide Home Loans, Inc.	18,212	1,149,999,760	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	50	11,531,319	11.10%	0	0	0.00%	0	0	0.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2006-C 1356854	X	Countrywide Home Loans, Inc.	31,811	1,849,815,396	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	22	8,366,193	4.12%	0	0	0.00%	0	0	0.00%

Residential mortgages – HELOC Subtotal*			100,048			0			0			0			189			0			0
Residential mortgages – HELOC Subtotal*				5,699,815,802			0			0			0			40,644,935			0			0

Issuing Entities with No Demands for Repurchase or Replacement[9]

Residential mortgages - Other/Combined
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2006-S2 1357382	X	Countrywide Home Loans, Inc.	22,134	1,049,999,992	100.00%
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2006-S3 1366128	X	Countrywide Home Loans, Inc.	22,971	999,964,916	100.00%
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2006-S4 1366992	X	Countrywide Home Loans, Inc.	19,002	999,999,680	100.00%
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2006-S5 1375786	X	Countrywide Home Loans, Inc.	17,239	899,999,929	100.00%
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2006-S6 1375787	X	Countrywide Home Loans, Inc.	22,591	1,099,999,935	100.00%
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2006-S7 1381327	X	Countrywide Home Loans, Inc.	18,395	999,999,976	100.00%
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2006-S8 1383944	X	Countrywide Home Loans, Inc.	19,106	999,999,709	100.00%
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2006-S10 1383946	X	Countrywide Home Loans, Inc.	33,161	1,599,999,938	100.00%
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2006-S9 1383945	X	Countrywide Home Loans, Inc.	20,011	999,999,942	100.00%
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2007-S1 1391179	X	Countrywide Home Loans, Inc.	30,739	1,599,999,989	100.00%
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2007-S2 1393626	X	Countrywide Home Loans, Inc.	20,815	999,999,937	100.00%
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2007-S3 1393627	X	Countrywide Home Loans, Inc.	14,700	699,999,967	100.00%

Residential mortgages - HELOC
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-A 1318665	X	Countrywide Home Loans, Inc.	28,264	1,477,499,228	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-B 1322013	X	Countrywide Home Loans, Inc.	34,082	1,772,999,939	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-C 1332029	X	Countrywide Home Loans, Inc.	21,142	999,999,732	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-D 1337535	X	Countrywide Home Loans, Inc.	36,202	1,970,443,042	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-E 1337536	X	Countrywide Home Loans, Inc.	36,758	1,970,443,452	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-G 1340398	X	Countrywide Home Loans, Inc.	40,932	1,749,999,999	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-H 1340432	X	Countrywide Home Loans, Inc.	40,264	1,749,999,907	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-I 1347169	X	Countrywide Home Loans, Inc.	32,677	1,999,999,035	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-J 1347356	X	Countrywide Home Loans, Inc.	25,009	1,499,999,756	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-K 1347170	X	Countrywide Home Loans, Inc.	17,229	999,999,584	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-L 1347171	X	Countrywide Home Loans, Inc.	2,979	399,999,692	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-M 1347172	X	Countrywide Home Loans, Inc.	32,070	1,999,999,129	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2006-A 1353881	X	Countrywide Home Loans, Inc.	17,311	799,999,034	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2006-D 1357190	X	Countrywide Home Loans, Inc.	34,579	1,849,593,741	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2006-E 1365927	X	Countrywide Home Loans, Inc.	20,463	1,499,935,519	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2006-F 1366929	X	Countrywide Home Loans, Inc.	28,278	1,749,957,717	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2006-G 1372861	X	Countrywide Home Loans, Inc.	13,630	995,823,299	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2006-H 1376063	X	Countrywide Home Loans, Inc.	31,379	1,999,995,935	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2006-I 1383341	X	Countrywide Home Loans, Inc.	33,239	2,099,258,146	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2007-A 1387320	X	Countrywide Home Loans, Inc.	19,221	1,199,987,814	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2007-B 1393885	X	Countrywide Home Loans, Inc.	15,264	949,999,177	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2007-C 1393886	X	Countrywide Home Loans, Inc.	15,091	949,999,329	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2007-D 1400716	X	Countrywide Home Loans, Inc.	15,236	899,783,428	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2007-E 1400725	X	Countrywide Home Loans, Inc.	15,307	899,803,564	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2007-G 1409423	X	Countrywide Home Loans, Inc.	18,924	586,183,804	100.00%

Totals*			120,079			0			0			0			201			0			0
Totals*				6,559,750,807			0			0			0			41,222,257			0			0

CWHEQ, Inc.
Endnotes for Forms ABS-15G Repurchase Demand Activity Reporting Table

1The originator is the party identified by the securitizer using the same methodology as the securitizer used to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.

2 Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G.  Activity with respect to demands received during and prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table.  If an asset changed status during the reporting period covered by this Form ABS 15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G.
In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions  in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction that might reasonably be expected to have received repurchase requests  ("Demand Entities"), and (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.  We followed up written requests made of Demand Entities as we deemed appropriate.  In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010.  It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.

3 Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

4Reflects assets for which the representing party has agreed to repurchase or replace the asset but repurchase proceeds and/or replacement assets were not yet received by the trustee or the master servicer, as applicable, as of the end of the reporting period covered by this Form ABS-15G.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

5Includes assets for which any of the following situations apply as of the end of the reporting period:
(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;
(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or
(c)  The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

6Includes assets for which any of the following situations apply as of the end of the reporting period:
(a)  The party demanding the repurchase or replacement of such asset has agreed to rescind its demand; or
(b)   Events unrelated to the repurchase or replacement of such asset, such as repayment of the asset by the related obligor, have negated the need for further consideration of the request to repurchase or replace such asset.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

7Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

8  An outstanding principal balance shown in this column is calculated (a) for any asset that has not been liquidated, as the remaining outstanding principal balance of the asset at the earlier of the date on which it was repurchased or replaced, if applicable, and the end of the reporting period covered by this Form ABS-15G, or (b) for any liquidated asset, as the remaining outstanding principal balance of the asset at liquidation following application of all borrower payments, but not including any insurance payments or liquidation proceeds applied to principal.  This same principal balance is used in the calculating the numerator in the corresponding "% of principal balance" column.  However, the denominator used to calculate the corresponding "% of principal balance" column is derived from the outstanding principal balances reported to the trustee or other calculation agent for the trust reporting period with the same ending date as the end of the reporting period covered by this Form ABS-15G, which amounts reflect any insurance payments or liquidation proceeds received on liquidated assets and applied to principal.

9   Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, originator, number of assets and principal balance of assets as of the closing date.

*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations.  The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.